Commitments and Contingencies	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Commitments and Contingencies

Note 6. Commitments & Contingencies

Registration Rights

The holders of the founder shares and Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $3.105 million in the aggregate, paid upon the closing of the Initial Public Offering. Additionally, a deferred underwriting discount of $0.35 per unit, or $5.434 million in the aggregate will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Landsea Homes [Member]
Entity Listings [Line Items]
Commitments and Contingencies

10.	Commitments and Contingencies

Legal—The Company is subject to the usual obligations associated with entering into contracts for the development and sale of real estate inventories and other potential liabilities incidental to its business.

Certain of the Company’s subsidiaries are a party to various claims, legal actions and complaints arising in the ordinary course of business. In management’s opinion, the disposition of these matters will not have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows.

Performance Obligations—In the ordinary course of business, and as part of the entitlement and development process, the Company’s subsidiaries are required to provide performance bonds to assure completion of certain public facilities. The Company had $78.0 million and $61.0 million of performance bonds outstanding at December 31, 2020 and 2019, respectively.

Operating Leases—The Company has various operating leases, most of which relate to office facilities. Future minimum payments under the noncancelable operating leases in effect at December 31, 2020 were as follows (dollars in thousands):

2021	$1,601
2022	1,624
2023	1,397
2024	1,182
2025	855
Thereafter	762
Total lease payments	7,421
Less: Discount	(1,025)
Present value of lease liabilities	$6,396

Operating lease expense for the years ended December 31, 2020, 2019, and 2018 was $2.0 million, $1.8 million, and $1.3 million, respectively, and is included in general and administrative expense on the consolidated statements of operations.

The Company primarily enters into operating leases for the right to use office space and computer and office equipment, which have lease terms that generally range from 2 to 7 years and often include one or more options to renew. The weighted average remaining lease term as of December 31, 2020 and 2019 was 4.4 years and 5.2 years, respectively. Renewal terms are included in the lease term when it is reasonably certain the option will be exercised.

The Company established a right-of-use asset and a lease liability based on the present value of future minimum lease payments at the later of January 1, 2019, the commencement date of the lease or, if subsequently modified, the date of modification for active leases. As the rate implicit in each lease is not readily determinable, the Company’s incremental borrowing rate is used in determining the present value of future minimum payments as of the commencement date. The weighted average rate for the year ended December 31, 2020 and 2019 was 5.9% and 7.1%, respectively. Lease components and non-lease components are accounted for as a single lease component. As of December 31, 2020, the Company had $6.0 million and $6.4 million recognized as a right-of-use asset and lease liability, respectively, which are presented on the consolidated balance sheet within other assets and accrued expenses and other liabilities, respectively. As of December 31, 2019, the Company had $6.3 million and $6.7 million recognized as a right-of-use asset and lease liability, respectively.

LS Boston Point LLC [Member]
Entity Listings [Line Items]
Commitments and Contingencies

Note 4 - Commitments and Contingencies:

Legal

The Company is subject to the usual obligations associated with ownership, development and sale of real estate and other potential liabilities incidental to its business. The Company is party to various claims, legal actions and complaints arising in the ordinary course of business. In management’s opinion, the disposition of these matters will not have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

Note 4 - Commitments and Contingencies:

Legal

The Company is subject to the usual obligations associated with ownership, development and sale of real estate and other potential liabilities incidental to its business. The Company is party to various claims, legal actions and complaints arising in the ordinary course of business. In management’s opinion, the disposition of these matters will not have a material adverse effect on the Company’s financial condition, results of operations or cash flows.